Financial expenses - Schedule of Financial Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Interest expense on debt, net of capitalized interest	$ 57,888	$ 74,186
Write-off of deferred financing fees	1,326	313
Accretion of convertible notes	5,384	4,565
Amortization of deferred financing fees	3,689	3,086
Accretion of premiums and discounts on assumed debt	1,686	1,742
Total financial expenses	$ 69,973	$ 83,892